FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

7. FAIR VALUE MEASUREMENTS

The company’s financial instruments include cash and cash equivalents, money market funds in a rabbi trust, accounts receivable, accounts payable, contingent consideration obligations, commercial paper, notes payable, foreign currency forward contracts and long-term debt.

Fair value is defined as the exit price, or the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date. A hierarchy has been established for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The hierarchy is broken down into three levels:

Level 1 - Inputs are quoted prices in active markets that are accessible at the measurement date for identical assets or liabilities.

Level 2 - Inputs include observable inputs other than quoted prices in active markets.

Level 3 - Inputs are unobservable inputs for which there is little or no market data available.

The carrying values of cash and cash equivalents, accounts receivable, accounts payable, commercial paper and notes payable approximate fair value because of their short maturities. The carrying amount and the estimated fair value for assets and liabilities measured on a recurring basis were:

DECEMBER 31 (MILLIONS)	2011
	CARRYING	FAIR VALUE MEASUREMENTS
	AMOUNT	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Money market funds held in rabbi trusts	$0.9	$0.9	$—	$—
Foreign currency forward contracts	10.4	—	10.4	—

Liabilities:
Foreign currency forward contracts	3.3	—	3.3	—
Contingent consideration obligations	25.1	—	—	25.1

	2010
	CARRYING	FAIR VALUE MEASUREMENTS
	AMOUNT	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Foreign currency forward contracts	$1.8	$—	$1.8	$—

Liabilities:
Foreign currency forward contracts	5.1	—	5.1	—

Money market funds held in rabbi trusts are classified within level 1 because they are valued using quoted prices in active markets. The carrying value of foreign currency forward contracts is at fair value, which is determined based on foreign currency exchange rates as of the balance sheet date, and is classified within level 2.

The fair value of long-term debt, including current maturities, is based on quoted market prices for the same or similar debt instruments. The carrying amount and the estimated fair value of long-term debt, including current maturities, held by the company were:

DECEMBER 31 (MILLIONS)	2011		2010
	CARRYING	FAIR	CARRYING	FAIR
	AMOUNT	VALUE	AMOUNT	VALUE
Long-term debt
(including current maturities)	$6,619.8	$6,885.3	$813.2	$850.6

For business acquisitions after December 31, 2008, contingent consideration obligations are recognized and measured at fair value at the acquisition date. After initial recognition, contingent consideration obligations are remeasured at fair value, with changes in fair value recognized in earnings. Contingent consideration liabilities are classified within level 3 because fair value is measured based on the probability-weighted present value of the consideration expected to be transferred. The company did not have significant contingent consideration liabilities as of December 31, 2010. Changes in the fair value of contingent consideration for 2011 were as follows:

MILLIONS	2011
Balance at beginning of year	$2.4
Liabilities recognized at acquistion date	5.0
Assumed through Nalco merger	16.9
Loss (gains) recognized in earnings	0.8
Balance at end of year	$25.1